LEASES	9 Months Ended
Sep. 30, 2011
LEASES
LEASES

Note 11—LEASES

        In August 2011, the Company entered into a new lease contract for its corporate headquarters in Parsippany, New Jersey. The lease for this facility begins in November 2011 and expires in June 2017. Under the lease, the Company is required to pay certain maintenance expenses in addition to rent. The annual minimum rental payments due under the new lease are as follows (in thousands):

Year	Rent Payment
2011 (remaining three months)	$—
2012	282
2013	313
2014	323
2015	357
2016	400
2017 (six months)	268

Total	$1,943